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January 5, 2006


Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      JPMorgan Trust I (the "Trust") on behalf of:
                  JPMorgan Bond Fund
                  JPMorgan Emerging Markets Debt Fund
                  JPMorgan Enhanced Income Fund
                  JPMorgan Global Strategic Income Fund
                  JPMorgan Real Return Fund
                  JPMorgan Short Term Bond Fund
                  JPMorgan California Tax Free Bond Fund
                  JPMorgan Intermediate Tax Free Bond Fund
                  JPMorgan New Jersey Tax Free Bond Fund
                  JPMorgan New York Tax Free Bond Fund
                  (collectively, the "Funds")
         File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Funds do not differ from those contained in Post-Effective Amendment No. 25 (Amendment No. 26 under the 1940 Act) to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 20, 2005.


                                       JPMORGAN TRUST I
                                       Registrant

                                       /s/ Jessica K. Ditullio
                                       ----------------------------
                                       Jessica K. Ditullio
                                       Assistant Secretary